ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 910	$ 937
Less: allowance for doubtful accounts	(34)	(36)	$ (34)
Accounts receivable, net	$ 876	$ 901